UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22107

SEI Structured Credit Fund, LP

(Exact name of registrant as specified in charter)

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

Timothy Barto

c/o SEI Investments Management Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (610) 676-2533

Date of fiscal year end: December 31, 2012

Date of reporting period: September 30, 2012

Item 1.	Schedule of Investments

SEI Structured Credit Fund, L.P.

Schedule of Investments (Unaudited)

September 30, 2012

Description	Par Value	Fair Value
ASSET-BACKED SECURITIES (C) — 94.7%

CAYMAN ISLANDS — 82.8%
Alesco Preferred Funding, Ser 2005-7A, Cl B
1.173%, 07/23/35 (A)(B)	$4,000,000	$600,000
AMMC CDO, Ser 2012-11A
10/30/23 (B)	11,765,000	10,000,250
AMMC CLO, Ser 2011-9A
01/15/22 (B)	5,000,000	4,512,500
AMMC CLO, Ser 2012-10A
04/11/22 (B)	6,250,000	5,875,000
Atlas Senior Loan Fund, Ser 2012-1A, Cl B2L
6.716%, 08/15/24 (A)(B)	10,369,000	9,332,100
Battalion CLO, Ser 2012-2A
1.000%, 11/15/19 (B)	18,250,000	17,760,900
Battalion CLO, Ser 2012-2A, Cl C
4.440%, 11/15/19 (A)(B)	6,000,000	5,667,540
Brentwood CLO, Ser 2006-1A, Cl B
1.265%, 02/01/22 (A)(B)	7,750,000	5,812,500
Brentwood CLO, Ser 2006-1A, Cl C
2.045%, 02/01/22 (A)(B)	8,500,000	5,610,000
Carlyle Global Market Strategies, Ser 2012-1A, Cl F
7.705%, 04/20/22 (A)(B)	12,975,000	11,580,188
Claris III Jr.
0.745%, 08/04/21	28,295,463	24,900,007
Colts Trust, Ser 2005-2A, Cl D
2.229%, 12/20/18 (A)(B)	4,400,000	4,136,000
Commercial Industrial Finance, Ser 2012-1A, Cl B1L
5.711%, 08/14/24 (A)(B)	4,000,000	3,850,000
Connecticut Valley Structured Credit CDO, Ser 2006-3A, Cl A3A
1.023%, 03/23/23 (A)(B)	5,500,000	4,070,000
Eastland CLO, Ser 2007-1A, Cl B
1.145%, 05/01/22 (A)(B)	12,750,000	9,243,750
Fortress Credit Funding, Ser 2012-5A, Cl B
5.294%, 10/15/22 (A)(B)	21,015,000	19,386,338
Fortress Credit Funding, Ser 2012-5A, Cl C
6.244%, 10/15/22 (A)(B)	23,200,000	20,648,000
Fortress Credit Funding, Ser 2012-6A, Cl C
6.244%, 10/15/22 (A)(B)	9,860,000	8,775,400
Foxe Basin CLO 2003, Ser 2003-1A, Cl C
3.639%, 12/15/15 (A)(B)	6,521,415	6,260,558
Franklin CLO
09/20/15	2,000,000	100,000
Freidbergmilstein Private Capital Fund
01/15/19 (A)	1,000,000	15,000
Gannett Peak CLO, Ser 2006-1A
1.968%, 10/27/20 (A)(B)	2,500,000	1,986,050
Gem Ligos II, Ser 2006-3A, Cl A2
1.208%, 03/23/21 (A)(B)	32,500,000	28,925,000
Gem Ligos II, Ser 2006-3A, Cl B
2.158%, 03/23/21 (A)(B)	12,085,000	8,942,900
GEMC, Ser 2005-8A, Cl A3
1.537%, 06/23/17 (A)(B)	10,000,000	8,823,900
Gleneagles CLO, Ser 2005-1A, Cl C
1.345%, 11/01/17 (A)(B)	22,000,000	16,060,000
Grayson CLO, Ser 2006-1A, Cl B
1.145%, 11/01/21 (A)(B)	9,189,000	6,570,135
Grayson CLO, Ser 2006-1A, Cl C
1.995%, 11/01/21 (A)(B)	17,000,000	10,710,000
Highbridge Loan Management, Ser 2012-1A, Cl D
6.457%, 09/20/22 (A)(B)	7,250,000	6,343,750

SEI Structured Credit Fund, L.P.

Schedule of Investments (Unaudited)

September 30, 2012

Description	Par Value	Fair Value
Jasper CLO, Ser 2005-1A, Cl C
1.345%, 08/01/17 (A)(B)	$500,000	$405,000
JFIN CLO, Ser 2012-1A, Cl C
3.461%, 07/20/23 (A)(B)	5,750,000	5,117,500
Liberty CLO, Ser 2005-1A, Cl B
1.345%, 11/01/17 (A)(B)	25,000,000	19,814,000
Lightpoint CLO, Ser 2007-7A, Cl D
4.435%, 05/15/21 (A)(B)	2,260,000	1,792,067
MC Funding, Ser 2006-1A, Cl E
4.129%, 12/20/20 (A)(B)	12,760,000	10,810,017
Muir Woods CLO, Ser 2012-1A
09/14/23 (B)	6,500,000	5,005,000
Neuberger Berman CLO, Ser 2012-12A
07/25/23 (B)	18,936,000	15,338,160
Neuberger Berman CLO, Ser 2012-12A, Cl E
7.651%, 07/25/23 (A)(B)	5,717,000	5,316,810
Newstar Trust, Ser 2007-1A, Cl A1
0.663%, 09/30/22 (A)(B)	7,957,816	7,579,819
Ocean Trails CLO, Ser 2007-2A, Cl A2
0.816%, 06/27/22 (A)(B)	500,000	425,250
OZLM Funding, Ser 2012-1A, Cl C
5.468%, 07/22/23 (A)(B)	5,000,000	4,865,000
Red River CLO, Ser 2006-1A, Cl B
0.895%, 07/27/18 (A)	15,000,000	12,450,000
Red River CLO, Ser 2006-1A, Cl C
1.165%, 07/27/18 (A)	16,000,000	11,840,000
Red River CLO, Ser 2006-1A, Cl D
2.095%, 07/27/18 (A)	23,296,000	16,190,720
Rockwall CDO, Ser 2006-1A, Cl A1LA
0.745%, 08/01/21 (A)(B)	11,168,754	10,163,567
Rockwall CDO, Ser 2006-1A, Cl A1LB
0.945%, 08/01/21 (A)(B)	21,219,000	17,399,580
Rockwall CDO, Ser 2006-1A, Cl A2L
1.095%, 08/01/21 (A)(B)	13,638,055	10,228,541
Rockwall CDO, Ser 2007-1A, Cl A1LA
0.695%, 08/01/24 (A)(B)	28,326,455	24,573,200
Sapphire Valley CDO, Ser 2006-1A, Cl B
0.890%, 12/15/22 (A)(B)	10,000,000	7,996,000
Shackleton I CLO, Ser 2012-1A
08/14/23 (B)	8,000,000	7,000,000
Shackleton I CLO, Ser 2012-1A, Cl E
6.802%, 08/14/23 (A)(B)	9,000,000	7,920,000
Slater Mill Loan Fund, Ser 2012-1A, Cl E
5.934%, 08/17/22 (A)(B)	4,250,000	3,806,725
Valhalla CLO, Ser 2004-1A
08/01/16 (B)	6,500,000	2,145,000
Venture CDO, Ser 2012-10A
07/20/22 (B)	9,647,000	9,261,120
Venture CDO, Ser 2012-10A, Cl F
7.467%, 07/20/22 (A)(B)	5,000,000	4,375,000
Venture CDO, Ser 2012-11A
11/14/22 (B)	14,236,000	12,100,600
Zais Investment Grade, Ser 9A, Cl B
1.298%, 04/27/52 (A)(B)	29,000,000	15,950,000
Zais Investment Grade, Ser 2000-2A, Cl A1
1.385%, 05/17/15 (A)(B)	1,566,925	1,559,091
Zohar CDO, Ser 2007-3A, Cl A2
0.935%, 04/15/19 (A)(B)	40,000,000	27,600,000
Zohar CDO, Ser 2007-3A, Cl A3
1.135%, 04/15/19 (A)(B)	56,000,000	31,920,000

		577,445,533

SEI Structured Credit Fund, L.P.

Schedule of Investments (Unaudited)

September 30, 2012

Description	Par Value/Shares	Fair Value
IRELAND — 3.6%
ICE EM CLO, Ser 2007-1A, Cl A2
1.319%, 08/15/22 (A)(B)	$12,875,000	$10,943,750
ICE EM CLO, Ser 2007-1A, Cl A3
1.569%, 08/15/22 (A)(B)	18,783,000	14,608,478

		25,552,228

UNITED STATES — 8.3%
IVY Hill
07/3/21	33,286,977	33,037,324
NXT Capital CLO, Ser 2012-1A, Cl E
7.966%, 07/20/22 (A)(B)	10,286,000	9,514,550
TICC CLO, Ser 2012-1A, Cl C1
5.468%, 08/25/23 (A)(B)	9,000,000	8,460,000
TICC CLO, Ser 2012-1A, Cl D1
6.468%, 08/25/23 (A)(B)	7,500,000	6,937,500

		57,949,374

Total Asset-Backed Securities
(Cost $630,812,753)		660,947,135

MONEY MARKET FUND — 8.0%

UNITED STATES — 8.0%
SEI Daily Income Trust Prime Obligation Fund, Cl A
0.070% (D) (E)	55,671,405	55,671,405

Total Money Market Fund (Cost $55,671,405)		55,671,405

Total Investments — 102.7% (Cost $686,484,158) (F)		$716,618,540

Percentages based on Partners’ Capital of $697,521,680.

CDO — Collateralized Debt Obligation

Cl — Class

CLO — Collateralized Loan Obligation

Ser — Series

(A)	Variable rate security. The rate reported is the rate in effect as of September 30, 2012.
(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended. At September 30, 2012, the market value of the Rule 144A positions amounted to 562,414,084 or 78.5% of total investments in securities.
(C)	Securities considered illiquid. The total value of such securities as of September 30, 2012 was $660,947,135 and represented 94.7% of Partners’ Capital.
(D)	Rate shown is the 7-day effective yield as of September 30, 2012.
(E)	Investment in affiliated security.
(F)	The aggregate cost of investments for tax purposes was $686,484,158. Net unrealized appreciation on investments for tax purposes was $30,134,382 consisting of $32,745,682 of gross unrealized appreciation and $(2,611,300) of gross unrealized depreciation.

SEI Structured Credit Fund, L.P.

Schedule of Investments (Unaudited)

September 30, 2012

The following is a summary of the inputs used as of September 30, 2012 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$—	$660,947,135	$660,947,135
Money Market Fund	55,671,405	—	—	55,671,405

Total Investments in Securities	$55,671,405	$—	$660,947,135	$716,618,540

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

	Asset-Backed Securities	Hedge Funds
Beginning balance as of January 1, 2012	$390,710,513	$2,961,790
Accrued discounts/premiums	3,991,023	—
Realized gain/(loss)	56,133,432	1,645,400
Change in unrealized appreciation/(depreciation)	8,261,115	(1,461,790)
Proceeds from Sales	(304,551,080)	(3,145,400)
Purchases	506,402,132	—
Transfer into Level 3	—	—
Transfer out of Level 3	—	—

Ending balance as of September 30, 2012	$660,947,135	$—

Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$19,545,133	$—

For the period ended September 30, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities.

Certain of the Fund’s investments are categorized as Level 3 and were valued utilizing transaction prices or third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in the unobservable inputs could result in a significantly lower or higher value in such Level 3 investments.

Amounts designated as “—” are $0 or have been rounded to $0.

For more information on valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statement.

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrants internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	SEI Structured Credit Fund, LP

By (Signature and Title)	/s/ Robert A. Nesher
Robert A. Nesher, President

Date: November 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Robert A. Nesher
Robert A. Nesher, President

Date: November 27, 2012

By (Signature and Title)	/s/ Peter A. Rodriguez
Peter A. Rodriguez, Treasurer

Date: November 27, 2012